COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

CLASS A AND C SHARES

SUPPLEMENT DATED MARCH 30, 2007

TO THE PROSPECTUS DATED MARCH 1, 2007

The information below supplements and replaces the information in “Management of the Fund — Portfolio Managers”:

The Fund’s portfolio managers are:

Martin Cohen — Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Cohen is also vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

Robert H. Steers — Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Steers is also vice president of Cohen & Steers Securities, LLC, the Distributor.

Joseph M. Harvey — Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

James S. Corl — Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and CNS. Mr. Corl is also the chief investment officer for the Advisor’s U.S. real estate securities portfolios.

Derek Cheung — Mr. Cheung has been with the Subadvisor since 2005. Prior to joining the Subadvisor, Mr. Cheung was the head of Hong Kong and China property research for HSBC Securities (Asia). Prior to that, he covered Hong Kong and China property stock at Donaldson, Lufkin & Jenrettee and Salomon Smith Barney.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

CLASS I SHARES

SUPPLEMENT DATED MARCH 30, 2007

TO THE PROSPECTUS DATED MARCH 1, 2007

The information below supplements and replaces the information in “Management of the Fund — Portfolio Managers”:

The Fund’s portfolio managers are:

Martin Cohen — Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Cohen is also vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

Robert H. Steers — Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founder of the Advisor in 1986. Mr. Steers is also vice president of Cohen & Steers Securities, LLC, the Distributor.

Joseph M. Harvey — Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

James S. Corl — Mr. Corl is a vice president of the Fund. He joined the Advisor in 1997 and currently serves as executive vice president of the Advisor and CNS. Mr. Corl is also the chief investment officer for the Advisor’s U.S. real estate securities portfolios.

Derek Cheung — Mr. Cheung has been with the Subadvisor since 2005. Prior to joining the Subadvisor, Mr. Cheung was the head of Hong Kong and China property research for HSBC Securities (Asia). Prior to that, he covered Hong Kong and China property stock at Donaldson, Lufkin & Jenrettee and Salomon Smith Barney.